Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Total revenue	$ 911	$ 911	$ 2,198	$ 2,198	$ 5,174	$ 3,259	$ 1,228	$ 1,360	$ 1,270	$ 1,823	$ 7,372	$ 10,481	$ 7,117	$ 4,068
Net income (loss)	$ (842)	$ (209)	$ (1,145)	$ 5,064	$ 6,001	$ (280)	$ (8,013)	$ (1,724)	$ (5,163)	$ (2,646)	$ 11,065	$ 9,711	$ (15,180)	$ (15,203)
Basic net income (loss) per share	$ (0.01)	$ 0.00	$ (0.01)	$ 0.06	$ 0.08	$ 0.00	$ (0.12)	$ (0.03)	$ (0.09)	$ (0.03)	$ 0.14	$ 0.12	$ (0.23)	$ (0.26)
Diluted net income (loss) per share	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ 0.07	$ 0.00	$ (0.12)	$ (0.06)	$ (0.09)	$ (0.03)	$ 0.10	$ 0.10	$ (0.23)	$ (0.28)